Deposits, Receivables and Other Investments (Tables)	12 Months Ended
Dec. 31, 2018
Deposits, Receivables and Other Investments [Abstract]
Schedule of short-term deposits and investments
	December 31
	2018	2017
	NIS in thousands
Deposits at banks:
NIS (1)	9,207	6,463

Available for sale financial assets (2)	-	4,032

	9,207	10,495

(1)	As for December 31, 2018 – includes NIS 9.1 millions deposited with trustee for interest payments due on Elbit Medical Notes in 2019 (see also Note 11c);

As of December 31, 2017 - includes NIS 4.6 million was restricted due to the Company’s settlement agreement as described in Note 13a1.

(2)	On June 8, 2018 Olive Software Inc. (an affiliate in which the Company indirectly holds 16% of the outstanding share capital) (“Olive”) was merged into another corporation (“Purchaser”) in a cash transaction (the “Transaction”). In consideration for its holdings in Olive, the Company received approximately $1.8 million gross (NIS 7 million).

Schedule of other receivables
	December 31
	2018	2017
	NIS in thousands

Income taxes	1,095	1,258
Governmental institutions	-	936
Prepaid expenses	233	1,818
Other	1,529	3,210

	2,857	7,222

Schedule of deposits and other long-term balances
	December 31
	2018	2017
	NIS in thousands

Available for sale financial assets	1,596	1,596
Vendor loan (see Note 19 a)	36,111	33,221
Long term deposit (See Note 11c)	4,479	-
Other	-	57

	42,185	34,874